Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Transamerica ETF Trust
Prospectus Date	rr_ProspectusDate	May 01, 2019
DeltaShares S&P EM 100 & Managed Risk ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DeltaShares<sup>®</sup> S&P EM 100 & Managed Risk ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to track the investment results, before fees and expenses, of the S&P EM 100 Managed Risk 2.0 Index.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund (“Fund Shares”). This table and the Example below reflect the expenses of the fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares. Pursuant to the terms of the fund’s Investment Management Agreement, Transamerica Asset Management, Inc., the fund’s investment manager (the “Investment Manager”), has agreed to pay all expenses of the fund, subject to certain exceptions as described in the Statement of Additional Information under the heading “Management Agreement.”
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. The fund’s portfolio turnover rate has been omitted because the fund had not commenced investment operations prior to the end of the most recent fiscal year.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This table and the Example below reflect the expenses of the fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all Fund Shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the DeltaShares S&P EM 100 & Managed Risk ETF (the “fund”) invests a substantial portion, but at least 80%, of its assets, exclusive of collateral held from securities lending, in securities comprising the S&P EM 100 Managed Risk 2.0 Index (the “Underlying Index”). “To be announced” transactions representing component securities comprising the Underlying Index and depositary receipts based on component securities in the Underlying Index (or, in the case of depositary receipts which themselves are component securities, underlying stocks in respect of such depositary receipts) are included in the above-noted investment policy. The fund may also invest in other exchange-traded funds and financial derivatives including futures, forwards and swaps when the fund’s sub-adviser, Milliman Financial Risk Management LLC (the “Sub-Adviser”), believes doing so will enhance the fund’s ability to track the Underlying Index. Such investments are not included in the fund’s 80% investment policy noted above.

The Underlying Index is designed to simulate, through a rules based methodology, a dynamic portfolio with the aim of both managing the volatility of the Underlying Index and limiting losses from the Underlying Index’s equity exposure due to severe sustained market declines. The Underlying Index seeks to achieve these objectives by allocating weightings among the S&P EM 100 Index (the “Equity Index”), the S&P U.S. Treasury Bond Current 5-Year Index (the “Treasury Bond Index”) and the S&P.

U.S. Treasury Bill 0-3 Month Index (the “T-Bill Index”) (collectively, the “Constituent Indices”). The Equity Index measures the performance of approximately 100 of the largest and most liquid companies from emerging markets plus Korea. As of December 31, 2018, the market capitalizations of companies included in the Equity Index were between $2.5 billion and $381.8 billion. The Treasury Bond Index measures the performance of the most recently issued 5-year U.S. Treasury note or bond. The T-Bill Index measures the performance of U.S. Treasury bills maturing in 0 to 3 months. The weight of each Constituent Index may vary from 0% to 100% of the Underlying Index, and the sum of their weights will equal 100%. The Underlying Index rebalances on a daily basis. Depending on the allocation among the Constituent Indices, the Underlying Index expects to include between 1 and 120 securities.

The Underlying Index’s methodology seeks to address increases in annualized volatility and reduce the effect of severe sustained market declines by changing the allocations among the Constituent Indices. If the annualized volatility of the Equity Index increases, the Underlying Index’s allocation to the Equity Index may be reduced and the remainder allocated to the Treasury Bond Index and/or T-Bill Index. Conversely, a subsequent decrease in the annualized volatility of the Equity Index may result in an increase in allocation to the Equity Index and a decreased allocation to the Treasury Bond Index and/or T-Bill Index. The methodology determines allocation shifts to the Treasury Bond Index and T-Bill Index based on three factors. The methodology allocates more of the shift from the Equity Index to the T-Bill Index when the yield-to-maturity on the Treasury Bond Index is not sufficiently higher than the effective Federal Funds Rate for a sustained period of time, when the volatility of the Treasury Bond Index is high, and/or when the correlation between the Treasury Bond Index and the Equity Index is positive. In seeking to further limit losses due to severe sustained market declines, the methodology also determines allocations among the Constituent Indices based on a moving average calculation of the Underlying Index compared to the current value of the Underlying Index, where the ratio of these two values is considered. As this ratio increases, which tends to happen when the price of the Underlying Index is decreasing, the Underlying Index’s allocation to the Equity Index is further reduced and the allocation to the Treasury Bond Index and/or T-Bill Index is increased. Conversely, when this ratio reduces, which tends to happen when the price of the Underlying Index is increasing, the methodology will increase the allocation to the Equity Index and decrease the allocation to the Treasury Bond Index and/or T-Bill Index. Allocation changes among the Constituent Indices are calculated and may be implemented daily, subject to a 10% daily maximum change in the Equity Index allocation.

Under normal circumstances, in seeking to track the performance of the Underlying Index, the fund employs a replication strategy, which means the fund invests in substantially all of the securities represented in the Underlying Index in approximately the same proportions as the Underlying Index. The fund may also employ a sampling strategy when determined by the Sub-Adviser to be in the best interest of the fund in pursuing its objective. A sampling strategy means that the fund purchases a subset of the securities in the Underlying Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Underlying Index. The fund may use derivatives, including futures on the Constituent Indices or on similar indices, in an effort to gain exposure to underlying securities and markets in a more efficient manner or to optimize the execution processes and costs for portfolio transitions. The quantity of holdings in the fund will be based on a number of factors, including asset size of the fund.

The Underlying Index is sponsored by S&P Dow Jones Indices LLC (the “Index Provider”), which is not affiliated with the fund, the Investment Manager or the Sub-Adviser. The Underlying Index was developed by the Index Provider in collaboration with Milliman Financial Risk Management LLC, the Sub-Adviser. The Underlying Index is owned, calculated and controlled by the Index Provider in its sole discretion. The Index Provider determines the composition of the Underlying Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Underlying Index. Neither the Sub-Adviser nor its affiliates has any ability to select Underlying Index components or change the Underlying Index methodology.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. Many factors affect the fund’s performance. There is no assurance the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order) of investing in the fund (either directly or through its investments in underlying funds). Each risk described below may not apply to each underlying fund and an underlying fund may be subject to additional or different risks than those described below. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this fund.

Asset Allocation: The Underlying Index and, thus, the fund allocate assets among equity and fixed income securities. These allocations and the timing of the allocations may result in performance that is less favorable than that of a portfolio that does not allocate its assets among equity and fixed income securities.

Authorized Participants, Market Makers and Liquidity Providers Concentration: The fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, there may be a significantly diminished trading market for Fund Shares, and Fund Shares may trade at a material discount to the fund’s net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/ or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Communication Services Sector: When the Underlying Index is significantly allocated to the Equity Index and the Equity Index is focused on a particular sector or sectors, the fund will focus in the same sector or sectors. As of December 31, 2018, a significant portion of the Equity Index was focused in the communication services sector. Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Concentration: When the Underlying Index is significantly allocated to the Equity Index and the Equity Index is concentrated in a particular industry or industries, the fund will concentrate in the same industry or industries. As of December 31, 2018 the S&P EM 100 Index was concentrated in the banking industry. When the fund focuses its investments in a particular industry or sector, financial, economic, business, and other developments affecting issuers in that industry, market, or economic sector will have a greater effect on the fund than if it had not focused its assets in that industry, market, or economic sector, which may increase the volatility of the fund.
Banking Industry. Companies operating in the banking industry may be adversely affected by changes in interest rates, market cycles, economic conditions, concentrations of loans in particular industries, credit losses, credit rating downgrades and significant competition. The performance of bank stocks may be affected by extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the banking companies. Banks may also be subject to severe price competition. Competition among banking companies is high and failure to maintain or increase market share may result in lost market value.
Counterparty: The fund will be subject to credit risk with respect to counterparties to derivatives, repurchase agreements and other financial contracts entered into by the fund or held by special purpose or structured vehicles in which the fund invests. Adverse changes to counterparties (including derivatives exchanges and clearinghouses) may cause the value of financial contracts to go down. If a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of your investment in the fund may decline.

Currency: The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Cybersecurity: Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, shareholder data (including private shareholder information), and/or proprietary information, or cause the fund, TAM, the Sub-adviser, APs, the relevant listing exchange and/or their service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality.

Depositary Receipts: Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Derivatives: Using derivatives exposes the fund to additional or heightened risks and can increase fund losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves, behave in a way not anticipated. Using derivatives may have a leveraging effect, increase fund volatility and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may be required to segregate or earmark liquid assets or otherwise cover its obligations under derivatives transactions and may have to liquidate positions before it is desirable in order to meet these segregation and coverage requirements. Use of derivatives may have different tax consequences for the fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. There may be additional regulation of the use of derivatives by registered investment companies, such as the fund, which could significantly affect their use. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance, limit fund investments in derivatives, or disrupt markets. For additional information regarding derivatives, see “More on Risks of Investing in the Funds—More on Principal Risks: Derivatives” in the Prospectus.

Emerging Markets: Investments in the securities of issuers located in or principally doing business in emerging markets are subject to heightened foreign investments risks. Emerging market countries tend to have economic, political and legal systems and regulatory and accounting standards that are less fully developed and that can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Emerging market countries may have policies that restrict investment by foreigners or that prevent foreign investors from withdrawing their money at will. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility. The fund may be required to establish special custody or other arrangements before investing in emerging market countries. An investment in emerging market securities should be considered speculative.

Equity Securities: Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile and the value of equity securities may go up or down sometimes rapidly and unpredictably. Equity securities may have greater price volatility than other asset classes, such as fixed income securities. The value of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline. If the fund holds equity securities in a company that becomes insolvent, the fund’s interests in the company will rank junior in priority to the interests of debtholders and general creditors of the company.

Financial Sector: When the Underlying Index is significantly allocated to the Equity Index and the Equity Index is focused on a particular sector or sectors, the fund will focus in the same sector or sectors. As of December 31, 2018, a significant portion of the Equity Index was focused in the financial sector. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

Fixed-Income Securities: The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the fund fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels in the U.S., so the fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

Foreign Investments: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Geographic Focus: The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a more geographically-diversified fund. When the Underlying Index is significantly allocated to the Equity Index and the Equity Index is focused on a particular geographic area or areas, the fund will focus in the same area or areas. As of December 31, 2018 a significant portion of the Equity Index was focused in China and South Korea.
China: The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represent a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the fund invests. The fund may invest in shares of Chinese companies traded on stock markets in Mainland China or Hong Kong. These stock markets have recently experienced high levels of volatility, which may continue in the future. The Hong Kong stock market may behave differently from the Mainland China stock market and there may be little to no correlation between the performance of the Hong Kong stock market and the Mainland China stock market.

South Korea: Economic and political developments of South Korean neighbors may have an adverse effect on the South Korean economy. Substantial political tensions exist between North Korea and South Korea and, recently, these political tensions have escalated. The outbreak of hostilities between the two nations, or even the threat of such an outbreak, will likely adversely impact the South Korean economy. In addition, South Korea’s economic growth potential has recently been on a decline, mainly because of a rapidly aging population and structural problems. Among these structural concerns are the country’s underdeveloped financial markets and a general lack of regulatory transparency. The restructuring of the South Korean economy, including the creation of a mechanism for bankrupt firms to exit the market, remains an important unfinished task. These factors may adversely affect the South Korean economy and cause a diversion of corporate investment to China and other lower wage countries. South Korea’s economic growth potential is susceptible to problems from large scale emigration, rigid labor regulations and ongoing labor relations issues.
Index Tracking: While the Sub-Adviser seeks to track the performance of the Underlying Index (i.e., achieve a high degree of correlation with the Underlying Index), the fund’s return may not match the return of the Underlying Index. When utilizing either a replication or sampling strategy, the fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities and engaging in derivatives transactions. In addition, the fund may not be fully invested at times, generally as a result of cash flows into or out of the fund or reserves of cash held by the fund to meet redemptions. The Sub-Adviser may attempt to replicate the Underlying Index return through a sampling strategy, which involves investing in fewer than all of the securities in the Underlying Index, or in some securities not included in the Underlying Index, potentially increasing the risk of divergence between the fund’s return and that of the Underlying Index. To the extent the fund employs a sampling strategy, an adverse development affecting an issuer of a security held by the fund could result in a greater decline in NAV than would be the case if the fund used a full replication strategy and held all of the securities in the Underlying Index. In addition, due to the potential for frequent rebalancing of the Underlying Index, there is greater risk that the Sub-Adviser may fail to implement changes to the fund’s portfolio necessary to track the performance of the Underlying Index.

Interest Rate: Interest rates in the U.S. have been at historically low levels. The fund faces a heightened risk that interest rates may rise. The value of fixed income securities generally goes down when interest rates rise, and therefore the value of your investment in the fund may also go down. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities.

Large Capitalization Companies: The fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion. As a result, the fund’s market value may not rise as much as, or may fall more than, the market value of funds that focus on companies with smaller market capitalizations.

Large Shareholder: Certain shareholders, including other funds managed by the Investment Manager, may from time to time own a substantial amount of Fund Shares. As of the date of this Prospectus, certain Transamerica-sponsored mutual funds hold a large portion of Fund Shares. There can be no assurance that any large shareholder will not redeem its investment or that the fund will continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the fund. If a large shareholder were to redeem all, or a large portion, of its Fund Shares, there is no guarantee that the fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the NYSE Arca, Inc. and may, therefore, have a material upward or downward effect on the market price of Fund Shares.

Legal and Regulatory: Legal and regulatory changes could occur that may adversely affect the fund, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New or revised laws or regulations may be imposed by the U.S. Securities and Exchange Commission, the U.S. Commodity Futures Trading Commission, the Internal Revenue Service, the U.S. Federal Reserve or other governmental regulatory authorities or self-regulatory organizations that could adversely affect the fund. The fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations.

Leveraging: The value of your investment may be more volatile to the extent that the fund borrows or uses derivatives or other investments that have embedded leverage. Other risks also will be compounded. Leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the fund’s assets. The fund also may have to sell assets at inopportune times to satisfy its obligations or meet segregation or coverage requirements.

Liquidity: The fund may make investments that are illiquid or that become illiquid after purchase. Investments may become illiquid due to the lack of an active market, a reduced number of traditional market participants, or reduced capacity of traditional market participants to make a market in securities. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible for the fund to sell, particularly during times of market turmoil. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. As a general matter, dealers recently have been less willing to make markets for fixed income securities, if the fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the fund may be forced to sell at a loss. The fund may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer).

Managed Risk Strategy: The fund employs a managed risk strategy by seeking to track the performance of the Underlying Index. The Underlying Index is a managed risk index designed to simulate a dynamic protective portfolio with the aim of managing the volatility of the Underlying Index and limiting losses from the Underlying Index’s equity exposure due to severe sustained market declines but may not work as intended. The strategy may result in periods of underperformance, may limit the fund’s ability to participate in rising markets and may increase transaction costs. The fund’s performance may be lower than similar funds that are not subject to a managed risk strategy.

Market: The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These market conditions may continue, worsen or spread. Events that have contributed to these market conditions include, but are not limited to major cybersecurity events; geopolitical events (including wars and terror attacks); measures to address U.S. federal and state budget deficits; downgrading of sovereign debt; declines in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment. The European Union has experienced increasing stress for a variety of reasons, including economic downturns in various member countries. In June 2016, the United Kingdom voted to withdraw from the European Union, and additional members could do the same. The impact of these conditions and events is not yet known.

There has been significant U.S. and non-U.S. support of financial markets during the past decade. The Federal Reserve has reduced and began unwinding its market support activities and has begun raising interest rates. Certain foreign governments and central banks are implementing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases, unwinding of quantitative easing, or contrary actions by different governments, may not work as intended, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

Market Trading: The NAV of the fund and the value of your investment may fluctuate. Market prices of Fund Shares may fluctuate in response to the fund’s NAV, the intraday value of the fund’s holdings and supply and demand for Fund Shares. There can be no assurance that an active market for Fund Shares will develop or be maintained. The fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or lack of an active trading market for Fund Shares. Any of these factors, among others, may result in Fund Shares trading at a significant premium or discount to NAV. Fund Shares may face trading halts and/or de-listing. The bid-ask spread will vary over time based on the fund’s trading volume and market liquidity. The bid-ask spread may increase significantly in times of market disruption or volatility. If a shareholder purchases Fund Shares at a time when the market price is at a premium to the NAV or sells Fund Shares at a time when the market price is at a discount to the NAV, the shareholder may increase any losses the shareholder might otherwise sustain.

Medium Capitalization Companies: The fund will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

New Fund: The fund is newly formed. Investors in the fund bear the risk that the Sub-Adviser may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, or that the fund may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.

Non-Diversification: The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Passive Strategy/Index: The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Underlying Index or of the actual securities comprising the Underlying Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Underlying Index will affect the performance, volatility, and risk of the Underlying Index and, consequently, the performance, volatility, and risk of the fund.

Portfolio Turnover: Due to the Underlying Index’s methodology, during periods of higher volatility, the fund may experience greater portfolio turnover, as increased volatility may result in more frequent allocations among the Constituent Indices. Frequent purchases and sales of portfolio securities may result in higher fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Underlying Exchange Traded Funds: To the extent the fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the fund invests more of its assets in one underlying ETF than in another, the fund will have greater exposure to the risks of that underlying ETF. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.

U.S. Government Agency Obligations: Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the U.S. generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in this fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification: The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance is shown for the fund. Performance information will appear in a future version of this Prospectus once the fund has a full calendar year of performance information to report to investors.

As with all funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.deltashares.com or by calling (888) 316-8077.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information will appear in a future version of this Prospectus once the fund has a full calendar year of performance information to report to investors.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 316-8077
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.deltashares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all funds, past performance (before and after taxes) is not a prediction of future results.
DeltaShares S&P EM 100 & Managed Risk ETF | DeltaShares S&P EM 100 & Managed Risk ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.60%
Year 1	rr_ExpenseExampleYear01	$ 61
Year 3	rr_ExpenseExampleYear03	$ 192

[1]	Other expenses are based on estimated amounts for the current fiscal year.